Schedule of Agreement to Purchase Shares of Preferred Stock (Details) - USD ($)														5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 12, 2022	Oct. 03, 2022	Sep. 12, 2022	Jul. 12, 2021	Jun. 14, 2021	May 17, 2021	Apr. 19, 2021	Apr. 05, 2021	Mar. 22, 2021	Mar. 08, 2021	Feb. 22, 2021	Feb. 07, 2021	Feb. 07, 2021	Jul. 12, 2021	Sep. 30, 2023	Dec. 31, 2021
Stock Issued During Period, Value, New Issues	$ 15,000														$ 300,000
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	10,000	3,333,300	10,000
Stock Issued During Period, Value, New Issues	$ 150,000	$ 499,995	$ 150,000
ISIAH International, LLC [Member] | Share Purchase Agreement [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues				33,333	33,333	33,334	16,667	16,666	16,667	16,667	16,667	200,000	16,666	200,000
Stock Issued During Period, Value, New Issues				$ 499,995	$ 499,995	$ 500,010	$ 250,005	$ 249,990	$ 250,005	$ 250,005	$ 250,005	$ 3,000,000	$ 249,990	$ 3,000,000